Stock-based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Compensation expense recognized
Total stock-based compensation expense	$ 15	$ 72	$ 184	$ 766
Sales and marketing
Compensation expense recognized
Total stock-based compensation expense	4	11	23	107
General and administrative
Compensation expense recognized
Total stock-based compensation expense	2	36	85	450
Research and development
Compensation expense recognized
Total stock-based compensation expense	$ 9	$ 25	$ 76	$ 209